Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Warrants [Abstract]
Schedule of Stock Warrant Activity
A summary of the Common Stock warrant activity for the years ended December 31, 2021 and 2020 is as follows:

	Number of warrants	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding at January 1, 2020	809,001	$0.84	$1.68
Granted	128,042	0.37	2.24
Exercised	—	—	—

Outstanding at December 31, 2020	937,043	$0.78	$1.75	4.06

Exercisable	937,043

	Number of warrants	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)
Outstanding at January 1, 2021	937,043	$0.78	$1.75
Granted	298,500	9.81	18.20
Exercised	—	—	—

Outstanding at December 31, 2021	1,235,543	$2.96	$5.73	4.84

Exercisable	1,235,543